Deferred Revenue - Movement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) oz $ / Ounce	Dec. 31, 2022 USD ($) oz $ / Ounce
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz			10,082
Balance, beginning of year		$ 86,055	$ 94,222
Advances received		3,544	3,207
Accretion of deferred revenue		3,032	3,407
Amortization of deferred revenue		(17,082)	(14,781)
Balance, end of year		75,549	86,055
Current portion of deferred revenue		17,159	16,580
Deferred revenue		$ 58,390	$ 69,476
Cumulative quantity delivered | oz		29,260	15,255
Amortization due to change in estimate		$ 2,500	$ 300
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization of deferred revenue		$ (17,082)	$ (14,781)
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz		14,005	10,082
Advances received	$ 100,000
Amortization of deferred revenue		$ (17,100)	$ (14,800)
Average cash consideration (in usd per ounce) | $ / Ounce		386	359